Deferred income tax assets and liabilities and income tax expense - Schedule of deferred tax assets and liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset, net	$ 565	$ 476
Deferred income tax liabilities	(135,567)	(147,019)	$ (133,757)
Deferred income tax asset, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset, net	565	476
Deferred income tax liabilities, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	$ (135,567)	$ (147,019)	$ (133,757)